Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment
Premises and equipment, gross	$ 228,855,000	$ 115,084,000
Less accumulated depreciation and amortization	(28,149,000)	(3,703,000)
Premises and equipment, net	200,706,000	111,381,000
Assets recorded under capital leases	7,100,000	7,700,000
Accumulated amortization for assets under capital leases	600,000	100,000
Rental income	1,800,000	100,000
Depreciation and amortization expense	24,800,000	1,900,000	1,700,000
Land and premises
Premises and Equipment
Premises and equipment, gross	121,211,000	48,902,000
Furniture and equipment
Premises and Equipment
Premises and equipment, gross	$ 107,644,000	$ 66,182,000